UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  38 Newbury Street
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	August 13, 2004

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	116

Form 13F Information Table Value Total:  	$196,602,000





 						BAINCO INTERNATIONAL INVESTORS
                                                              FORM 13F
                                                          June 30, 2004

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      253     6212 SH       SOLE                     6212
Accredo Health Inc             COM              00437v104     1538    39475 SH       SOLE                    39475
Agere Systems Inc - Cl A       COM              00845v100      826   359328 SH       SOLE                   359328
Alltel Corp                    COM              020039103     3549    70110 SH       SOLE                    70110
Altria Group, Inc              COM              02209S103     2144    42838 SH       SOLE                    42838
American International Group   COM              026874107     6395    89714 SH       SOLE                    89714
Amgen                          COM              031162100      197     3606 SH       SOLE                     3606
Anthem, Inc.                   COM              03674B104     2539    28350 SH       SOLE                    28350
Applied Materials              COM              038222105      196    10000 SH       SOLE                    10000
Ariba                          COM              04033V104        1      300 SH       SOLE                      300
Automatic Data Processing      COM              053015103     5324   127125 SH       SOLE                   127125
Avitar, Inc.                   COM              053801106        1    10400 SH       SOLE                    10400
BP PLC Spons-ADR               COM              055622104     6002   112049 SH       SOLE                   112049
Bank of America                COM              060505104     3686    43558 SH       SOLE                    43558
Becton Dickinson & Co          COM              075887109     2853    55075 SH       SOLE                    55075
Berkshire Hathaway Cl A        COM              084670108      978       11 SH       SOLE                       11
Boston Scientific Corp         COM              101137107     4824   112720 SH       SOLE                   112720
Bristol Myers Co               COM              110122108      439    17900 SH       SOLE                    17900
Brooks Automation Inc.         COM              114340102      230    11400 SH       SOLE                    11400
Brunswick Corporation          COM              117043109     2910    71315 SH       SOLE                    71315
Burlington Resources           COM              122014103     1013    28000 SH       SOLE                    28000
Cambridge Heart Inc            COM              131910101       11    14000 SH       SOLE                    14000
Centex Corp                    COM              152312104      599    13100 SH       SOLE                    13100
Chiron Corp                    COM              170040109     1323    29629 SH       SOLE                    29629
Cisco Systems Inc              COM              17275R102     5498   231973 SH       SOLE                   231973
Citigroup Inc                  COM              172967101     5222   112309 SH       SOLE                   112309
Citrix Systems Inc             COM              177376100     1915    94075 SH       SOLE                    94075
Coca-Cola Company              COM              191216100       87     1725 SH       SOLE                     1725
Comcast Corp Special CL A      COM              20030N200     2839   102820 SH       SOLE                   102820
Computer Associates            COM              204912109     2273    81000 SH       SOLE                    81000
Conexant Systems Inc.          COM              207142100      220    50811 SH       SOLE                    50811
ConocoPhillips                 COM              20825C104     1086    14235 SH       SOLE                    14235
Critical Path                  COM              22674V506       47    33980 SH       SOLE                    33980
Devon Energy Corporation       COM              25179m103     4520    68480 SH       SOLE                    68480
EMC Corp                       COM              268648102      190    16704 SH       SOLE                    16704
Earthworks Entertainment       COM              27032f101        3    20000 SH       SOLE                    20000
Elan Corporation               COM              284131208      825    33350 SH       SOLE                    33350
Emerson Electric               COM              291011104     4536    71380 SH       SOLE                    71380
Emulex                         COM              292475209     1581   110475 SH       SOLE                   110475
Enbridge Energy Partners, LLP  COM              29250r106      139     3000 SH       SOLE                     3000
Exxon Mobil Corp.              COM              30231g102     5935   133632 SH       SOLE                   133632
Family Room Entertainment      COM              30705R105        3    40000 SH       SOLE                    40000
Finisar Corporation            COM              31787A101       40    20350 SH       SOLE                    20350
First Horizon NTNL Corp        COM              320517105      731    16075 SH       SOLE                    16075
Flextronics Inc                COM              010420245     2972   186350 SH       SOLE                   186350
General Electric               COM              369604103     4421   136450 SH       SOLE                   136450
Genzyme                        COM              372917104     4892   103350 SH       SOLE                   103350
Gilead Sciences Inc            COM              375558103     3223    48100 SH       SOLE                    48100
Gillette Co                    COM              375766102      220     5194 SH       SOLE                     5194
Gric Communications, Inc.      COM              382859106       19    10175 SH       SOLE                    10175
HRPT Properties                COM              40426W101       50     5000 SH       SOLE                     5000
Health Management Associates,  COM              421933102      675    30125 SH       SOLE                    30125
Heritage Property Investment T COM              42725m107      438    16169 SH       SOLE                    16169
Hospitality Properties Trust   COM              44106M102      182     4300 SH       SOLE                     4300
Integra, Inc.                  COM              45811M105        0    25000 SH       SOLE                    25000
Intel Corporation              COM              458140100     4640   168108 SH       SOLE                   168108
International Business Machine COM              459200101     1015    11515 SH       SOLE                    11515
Intuit Inc.                    COM              461202103     2686    69625 SH       SOLE                    69625
Iron Mountain Inc              COM              462846106     1127    23350 SH       SOLE                    23350
J.P. Morgan Chase & Co.        COM              46625h100      216     5575 SH       SOLE                     5575
JC Penney Co                   COM              708160106      240     6350 SH       SOLE                     6350
Johnson & Johnson              COM              478160104     8810   158173 SH       SOLE                   158173
Juniper Networks Inc.          COM              48203r104       93     3800 SH       SOLE                     3800
Kinder Morgan Energy Partners, COM              494550106      352     8650 SH       SOLE                     8650
Kinder Morgan Inc              COM              49455p101     3561    60055 SH       SOLE                    60055
Kraft Foods Inc.               COM              50075N104      261     8225 SH       SOLE                     8225
Lockheed Martin                COM              539830109      195     3750 SH       SOLE                     3750
Lucent Technologies            COM              549463107       64    16938 SH       SOLE                    16938
Marsh & McLennan               COM              571748102      338     7448 SH       SOLE                     7448
Maxim Integrated Prods.        COM              57772K101     1625    31000 SH       SOLE                    31000
Medtronic                      COM              585055106     4688    96223 SH       SOLE                    96223
Merck                          COM              589331107      958    20162 SH       SOLE                    20162
Merrill Lynch & Co Inc         COM              590188108       32      600 SH       SOLE                      600
Microsoft Corp                 COM              594918104     7645   267687 SH       SOLE                   267687
Millennium Pharmaceuticals Inc COM              599902103     1680   121726 SH       SOLE                   121726
Miller Industries, Inc.        COM              600551204       89     9000 SH       SOLE                     9000
Mindspeed Technologies Inc     COM              602682106      117    23603 SH       SOLE                    23603
Mylan Labs                     COM              628530107     3110   153558 SH       SOLE                   153558
Newfield Exploration Co.       COM              651290108     1139    20440 SH       SOLE                    20440
Nextel Communications Inc      COM              65332V103     2071    77700 SH       SOLE                    77700
NiSource Inc.                  COM              65473P105      212    10260 SH       SOLE                    10260
Nokia Corp Sponsored Adr Ser A COM              654902204     3158   217210 SH       SOLE                   217210
Norfolk Southern               COM              655844108     3667   138255 SH       SOLE                   138255
Northern Trust Corp.           COM              665859104     2860    67650 SH       SOLE                    67650
Nucor Corporation              COM              670346105        3       40 SH       SOLE                       40
Occidental Petroleum Corp      COM              674599105      192     3975 SH       SOLE                     3975
Office Depot                   COM              676220106     2632   146984 SH       SOLE                   146984
Orthometrix Inc.               COM              68750M100       24   128265 SH       SOLE                   128265
Pepsi Co Inc                   COM              713448108       22      400 SH       SOLE                      400
Pfizer Inc                     COM              717081103     5327   155402 SH       SOLE                   155402
Philadelphia Consolidated Hold COM              717528103      252     4200 SH       SOLE                     4200
Plum Creek Timber Co           COM              729251108      479    14690 SH       SOLE                    14690
Popular, Inc                   COM              733174106     3464    80995 SH       SOLE                    80995
Premcor Inc.                   COM              74045Q104      300     8000 SH       SOLE                     8000
Proxim Inc                     COM              744283102       12    10300 SH       SOLE                    10300
Sapient                        COM              803062108       48     8000 SH       SOLE                     8000
SeeBeyond Technology Corp      COM              815704101      276    73276 SH       SOLE                    73276
Skyworks Solutions, Inc.       COM              83088M102       90    10335 SH       SOLE                    10335
Solectron Corp                 COM              834182107       65    10000 SH       SOLE                    10000
Staples Inc                    COM              855030102      204     6975 SH       SOLE                     6975
Sun Microsystems               COM              866810104       89    20550 SH       SOLE                    20550
Texas Instruments              COM              882508104      514    21250 SH       SOLE                    21250
Time Warner Inc                COM              887317105      363    20633 SH       SOLE                    20633
Tyco International Ltd         COM              902124106     1680    50682 SH       SOLE                    50682
Tyler Technologies Inc.        COM              902252105     2914   308062 SH       SOLE                   308062
United Technologies Corp       COM              913017109     3955    43233 SH       SOLE                    43233
Valero Energy                  COM              91913Y100      369     5000 SH       SOLE                     5000
Verizon Communications         COM              92343v104      557    15378 SH       SOLE                    15378
Viacom Inc Cl B                COM              925524308      281     7853 SH       SOLE                     7853
WEBMD Corp                     COM              94769m105     1430   153400 SH       SOLE                   153400
WW Grainger Inc.               COM              384802104      336     5850 SH       SOLE                     5850
Willis Group Holdings Limited  COM              G96655108     2033    54275 SH       SOLE                    54275
iBasis, Inc.                   COM              450732102      165    99000 SH       SOLE                    99000
Johnson & Johnson                               478160104     4766    85574 SH       SOLE                    85574
Berkshire Hathaway Cl A                         084670108     3736       42 SH       SOLE                       42
Office Depot                                    676220106      761    42500 SH       SOLE                    42500